LIMITED PARTNERS EQUITY (Details) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 28, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of limited partners equity [Line Items]
Dividends recognised as distributions to owners			$ 38,000,000
Preferred limited partner units and limited partner units adjusted				$ 0	$ 0
Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding		185,727,567	185,727,567
Ownership percentage		60.00%	60.00%
Brookfield Asset Management | Direct ownership | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		31.00%	31.00%
Brookfield Asset Management | Direct ownership | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		42.00%	42.00%
Public shareholders
Disclosure of limited partners equity [Line Items]
Ownership percentage		40.00%	40.00%
LP Units
Disclosure of limited partners equity [Line Items]
Number of shares outstanding		178,821,204	178,821,204
Dividends recognised as distributions to owners	$ 2.06		$ 355,000,000	328,000,000
Dividends paid, ordinary shares per share	$ 0.1
Maximum units for normal course issuer bid		8,900,000	8,900,000
Percentage of units for normal course issuer bid		5.00%	5.00%
Number of shares repurchased	1,856,798	20,000,000,000
Cost of Units repurchased on the Toronto Stock Exchange and the New York Stock Exchange	$ 51,000,000
LP Units | Distribution reinvestment plan
Disclosure of limited partners equity [Line Items]
Share issue related cost			$ 8,000,000	$ 10,000,000
Number of shares issued		289,641	289,641	302,037
LP Units | Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding		56,068,944	56,068,944	56,068,944
Dividends recognised as distributions to owners			$ 110,000,000	$ 101,000,000
LP Units | Public shareholders
Disclosure of limited partners equity [Line Items]
Dividends recognised as distributions to owners			$ 245,000,000	$ 227,000,000
GP interests | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		0.01%	0.01%
GP interests | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		1.00%	1.00%